Accounts Payable and Accrued Liabilities (Details) - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable	$ 327,653	$ 311,598	$ 201,276
Accrued Liabilities	7,280	8,280	10,325
Accounts payable and accrued liabilities	$ 334,933	$ 319,878	$ 211,601